2. Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Equipment Details
Test vehicles	$ 124,687	$ 124,687
Other	5,000	5,000
Consists of Equipment Net	129,687	129,687
Less: accumulated depreciation	(58,023)	(32,087)
Equipment, net	$ 71,664	$ 97,600